UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               --------------------------------

if amendment report check here           [ ]; Amendment Number:
                                                                ---------------
       This Amendment (Check only one.): [ ]  is a restatement.

                                         [ ]  adds new holding entries.
Skyline Asset Management, L.P.
-------------------------------------------------------------------------------
Name of Institutional Investment Manager

311 South Wacker Drive, Suite 4500, Chicago, IL 60606
-------------------------------------------------------------------------------
Business Address  (Street)       (City)       (State)         (Zip)

Form 13F File Number:  28- 5324
                           -----------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Deanna B. Marotz           Chief Compliance Officer           (312) 913-3953
-------------------------------------------------------------------------------
Name                                (Title)                         (Phone)

                                              /s/ Deanna B. Marotz
                              -------------------------------------------------
                                         (Manual Signature of Person Duly
                                         Authorized to Submit This Report)

                              Chicago, IL                           May 2, 2005
                              -------------------------------------------------
                                             (Place and Date of Signing)
Report Type:

[ ] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[X] 13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                                   ----------------------------
Form 13F Information Table Entry Total:            74
                                                   ----------------------------
Form 13F Information Table Value Total:           $1,584,598
                                                   ----------------------------
                                                   (thousands)

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order)

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


       No.            Form 13F File Number   Name

       -------           ---------------     ----------------------------------
       1                 28-04975            Affiliated Managers Group, Inc.
       -------           ---------------     ----------------------------------

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
Acuity Brands,          COM         00508Y102    24,762      917,100               Shared-Defined   1              853,886    63,214
   Inc.
Aftermarket Technology
   Corp.                COM         008318107    15,726      953,100               Shared-Defined   1              886,600    66,500
Airgas, Inc.            COM         009363102    35,738    1,495,950               Shared-Defined   1            1,392,650   103,300
Albany International
   Corp.                CL A        012348108    20,464      662,700               Shared-Defined   1              617,100    45,600
Amerus Group Co.        COM         03072M108    28,544      604,100               Shared-Defined   1              562,500    41,600
Ametek, Inc.            COM         031100100    17,613      437,600               Shared-Defined   1              407,400    30,200
Applied Films
   Corporation          COM         038197109    15,449      668,200               Shared-Defined   1              621,800    46,400
Apria Healthcare
   Group Inc.           COM         037933108    28,545      889,240               Shared-Defined   1              827,940    61,300
Aspen Insurance
   Holdings Limit       SHS         G05384105    17,724      703,060               Shared-Defined   1              654,160    48,900
Asset Acceptance
   Capital              COM         04543P100    20,093    1,053,100               Shared-Defined   1              980,100    73,000
Belden CDT Inc.         COM         077454106    15,636      704,000               Shared-Defined   1              654,900    49,100
Benchmark Electronics,
   Inc.                 COM         08160H101    27,485      863,500               Shared-Defined   1              804,000    59,500
Big 5 Sporting
   Goods Corporati      COM         08915P101    16,584      671,400               Shared-Defined   1              624,700    46,700
Borders Group, Inc.     COM         099709107    31,133    1,169,550               Shared-Defined   1            1,089,050    80,500
CBRL Group, Inc.        COM         12489V106    44,064    1,066,930               Shared-Defined   1              993,330    73,600
Carlisle Companies
   Incorporate          COM         142339100    20,491      293,700               Shared-Defined   1              273,500    20,200
Ceridian Corporation    COM         156779100    11,004      645,400               Shared-Defined   1              600,600    44,800
Clark, Inc.             COM         181457102    13,336      861,500               Shared-Defined   1              801,900    59,600
Commerce Bancshares,
   Inc.                 COM         200525103     5,254      109,014               Shared-Defined   1              101,385     7,629
Commercial Capital
   Bancorp, In          COM         20162L105    15,798      776,300               Shared-Defined   1              722,600    53,700
Commscope, Inc.         COM         203372107    17,068    1,140,900               Shared-Defined   1            1,061,300    79,600
Conseco, Inc.         COM NEW       208464883    21,186    1,037,500               Shared-Defined   1              965,600    71,900
Crane Co.               COM         224399105    28,249      981,200               Shared-Defined   1              913,500    67,700
Crompton Corporation    COM         227116100    14,807    1,014,150               Shared-Defined   1              943,750    70,400
Curtiss-Wright
   Corporation          COM         231561101    21,455      376,400               Shared-Defined   1              350,400    26,000
Cytec Industries
   Inc.                 COM         232820100    41,545      765,800               Shared-Defined   1              713,000    52,800
Davita Inc.             COM         23918K108    34,078      814,300               Shared-Defined   1              758,200    56,100
Delphi Financial
   Group, Inc.         CL A         247131105    28,044      652,184               Shared-Defined   1              607,111    45,073
Drew Industries
   Incorporated       COM NEW       26168L205    18,343      487,200               Shared-Defined   1              453,500    33,700

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
Electronics For
   Imaging, Inc.        COM         286082102    16,808      942,128               Shared-Defined   1              876,866    65,262
EnerSys                 COM         29275Y102    11,685      892,000               Shared-Defined   1              830,300    61,700
Fairchild Semiconductor
   Int'l.               COM         303726103    23,739    1,548,550               Shared-Defined   1            1,441,750   106,800
Flowserve Corporation   COM         34354P105    27,382    1,058,450               Shared-Defined   1              985,650    72,800
Gildan Activewear
   Inc.                 COM         375916103    25,355      596,600               Shared-Defined   1              555,700    40,900
Hudson Highland
   Group Inc.           COM         443792106     9,464      553,800               Shared-Defined   1              515,600    38,200
Interpool, Inc.         COM         46062R108    18,365      831,000               Shared-Defined   1              773,000    58,000
Investment Technology
   Group, I             COM         46145F105    17,383      993,300               Shared-Defined   1              924,600    68,700
Jacuzzi Brands, Inc.    COM         469865109    17,720    1,815,550               Shared-Defined   1            1,690,750   124,800
Journal Communications
   Incorpo              CL A        481130102    14,314      864,900               Shared-Defined   1              804,900    60,000
Kennametal Inc.         COM         489170100     5,751      121,100               Shared-Defined   1              112,600     8,500
Key Energy Services,
   Inc.                 COM         492914106    16,636    1,450,400               Shared-Defined   1            1,351,100    99,300
Laidlaw International,
   Inc.                 COM         50730R102    25,568    1,229,250               Shared-Defined   1            1,144,350    84,900
Linens 'n Things, Inc.  COM         535679104    20,482      824,900               Shared-Defined   1              768,200    56,700
MCG Capital Corporation COM         58047P107    23,072    1,499,630               Shared-Defined   1            1,396,074   103,556
MEMC Electronic
   Materials, Inc       COM         552715104    23,696    1,761,800               Shared-Defined   1            1,640,800   121,000
Minerals Technologies
   Inc.                 COM         603158106    17,359      263,900               Shared-Defined   1              245,600    18,300
Newfield Exploration
   Company              COM         651290108    30,187      406,500               Shared-Defined   1              378,400    28,100
Pacer International,
   Inc.                 COM         69373H106    20,060      839,700               Shared-Defined   1              781,600    58,100
Park Electrochemical
   Corp.                COM         700416209    12,043      594,400               Shared-Defined   1              553,500    40,900
ProQuest Company        COM         74346P102    30,312      838,500               Shared-Defined   1              780,800    57,700
Prosperity Bancshares,
   Inc.                 COM         743606105    15,393      581,100               Shared-Defined   1              540,600    40,500
Provident Bankshares
   Corporati            COM         743859100    10,185      309,015               Shared-Defined   1              283,415    25,600
Reinsurance Group Of
   America,             COM         759351109    22,648      531,890               Shared-Defined   1              495,290    36,600
Ryder System, Inc.      COM         783549108    20,742      497,400               Shared-Defined   1              463,000    34,400
School Specialty,
   Inc.                 COM         807863105    30,719      784,459               Shared-Defined   1              730,917    53,542
Scottish Re Group
   Limited              COM         g7885t104    24,141    1,072,000               Shared-Defined   1              998,200    73,800
Selective Insurance
   Group, Inc           COM         816300107    20,301      439,125               Shared-Defined   1              409,047    30,078
Source Interlink
   Companies, In      COM NEW       836151209    11,618    1,032,700               Shared-Defined   1              961,100    71,600

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
Spartech
   Corporation        COM NEW       847220209    25,663    1,292,850               Shared-Defined   1            1,203,750    89,100
Sterling Financial
   Corporation          COM         859319105    18,647      522,315               Shared-Defined   1              486,295    36,020
Swift Transportation
   Co., Inc.            COM         870756103    24,574    1,109,950               Shared-Defined   1            1,033,450    76,500
Synnex Corporation      COM         87162W100    12,501      717,600               Shared-Defined   1              667,900    49,700
Tech Data
   Corporation          COM         878237106    22,896      617,800               Shared-Defined   1              575,300    42,500
The Scotts Co.          CL A        810186106    22,179      315,800               Shared-Defined   1              293,900    21,900
The Sports
   Authority,
   Inc.                 COM         84917U109    24,266      882,400               Shared-Defined   1              821,700    60,700
Triad Guaranty Inc.     COM         895925105    11,466      217,951               Shared-Defined   1              202,869    15,082
Triad Hospitals,
   Inc.                 COM         89579K109    41,889      836,100               Shared-Defined   1              778,600    57,500
U.S.I. Holdings
   Corporation          COM         90333H101    19,947    1,693,277               Shared-Defined   1            1,575,887   117,390
United Stationers
   Inc.                 COM         913004107    22,507      497,400               Shared-Defined   1              463,000    34,400
Watson Wyatt &
   Company Holding      COM         942712100    20,177      741,800               Shared-Defined   1              690,800    51,000
Westcorp                COM         957907108    31,949      756,200               Shared-Defined   1              704,200    52,000
York International
   Corporation          COM         986670107    19,610      500,500               Shared-Defined   1              466,100    34,400
eFunds Corporation      COM         28224R101    22,730    1,018,347               Shared-Defined   1              947,645    70,702
iStar Financial
   Inc.                 COM         45031U101    30,251      734,600               Shared-Defined   1              684,000    50,600
TOTAL                                         1,584,598